Warrants (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 28, 2010
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	67,500
Common stock exercise price	$ 3.00	$ 8.13
Expected term (years)		3 years	6 years
Volatility		58.61%	58.60%
Risk free interest rate		0.36%	1.35%
Dividend yield		$ 0	$ 0
Series C Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Dividend yield	$ 0.00
Series C Preferred Stock Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term (years)	3 years
Volatility	47.05%
Risk free interest rate	0.31%
Series C Preferred Stock Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term (years)	5 years 3 months
Volatility	56.41%
Risk free interest rate	6.62%
Expire In August 2015 [Member]
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	30,000
Expiration period of warrants	August 2015
Expire In December 2017 [Member]
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	37,500
Expiration period of warrants	December 2017